Deposits - Schedule of Interest Expense by Type of Deposit Account (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest Expense Deposits [Abstract]
NOW account deposits	$ 232	$ 298	$ 556
Money Market deposits	34	47	103
Passbook account deposits	89	156	372
Time deposits	7,017	8,824	10,923
Interest Expense, Deposits	$ 7,372	$ 9,325	$ 11,954